Acquisitions	12 Months Ended
Dec. 31, 2021
Acquisitions
Acquisitions

Note 5. Acquisitions

S&D Acquisition

On February 28, 2020, the Company (via its subsidiary WCC) acquired 100% of the issued and outstanding shares of capital stock of S&D in exchange for $401.6 million in cash. The acquisition was financed with the issuances of Common Equivalent Preferred Units (see Note 6), a $240.0 million term loan, and a $25.0 million draw from an asset-based lending facility (see Note 13). The acquisition allowed the Company to expand our blue-chip customer base and product capabilities, creating an integrated coffee, tea, and extract company serving retailers, restaurants, convenience stores, and the hospitality industry.

The total consideration paid in the S&D acquisition is summarized below:

(Thousands)
Cash paid to Cott Corporation	$397,878
Cash paid on behalf of sellers for sellers’ transaction expenses	5,241
Post-close working capital adjustments	(1,500)
Total Consideration	$401,619

The table below summarizes the purchase price allocation of the assets acquired, and liabilities assumed:

(Thousands)	Acquired Value
Cash and cash equivalents	$8,282
Accounts receivable	57,818
Inventory	67,297
Prepaid expenses and other current assets	1,810
Property, plant and equipment	92,369
Goodwill	159,320
Intangible assets	142,920
Other assets	3,319
Accounts payable and accrued liabilities	(87,216)
Long-term debt	(147)
Deferred tax liabilities	(42,168)
Other long-term liabilities	(1,985)
Total	$401,619

The assets and liabilities acquired in the S&D acquisition are recorded at their estimated fair values per valuations.

The cost of the acquisition in excess of the fair market value of the tangible and intangible assets acquired less liabilities assumed represents acquired goodwill, which is not deductible for tax purposes. The acquisition provides the Company with an expanded presence and manufacturing and distribution synergies, which provide the basis for the goodwill recognition. Additionally, the existence of an assembled workforce was not considered an identifiable asset below, and any value attributed to it was subsumed into the valuation of goodwill.

Intangible Assets

In our determination of the fair value of intangible assets, we consider, among other factors, the best use of acquired assets, analysis of historical financial performance and estimates of future performance of the acquired business’ products. The estimated fair values of identified intangible assets are calculated considering both market participant expectations, using an income approach, as well as estimates and assumptions provided by Westrock management and management of the acquired business. Assumptions include, but are not limited to, expected revenue growth, weighted-average terminal growth rates, risk adjusted discount rate and royalty rate.

The estimated fair value of customer relationships represents future after-tax discounted cash flows that will be derived from sales to existing customers of the acquired business as of the date of acquisition.

The estimated fair value of the trademark represents the future projected cost savings associated with the premium and brand image obtained as a result of owning the trademark as opposed to obtaining the benefit of the trademark through a royalty or rental fee.

The following table sets forth the components of identified intangible assets associated with the S&D acquisition and their estimated weighted average useful lives:

	Estimated Fair	Estimated Useful
(Thousands)	Market Value	Life
Customer relationships	$137,500	20 years
Trademark (Note 3)	5,200	Indefinite
Favorable lease asset	220	5 years
Total	$142,920

S&D, which is reported within our Beverage Solutions segment (see Note 18), contributed revenue of $349.2 million and operating loss of $1.3 million, excluding $14.3 million acquisition, restructuring and integration costs, and $95.0 million of impairment charges, inventory write-offs and losses on disposal of property, plant and equipment, from the date of acquisition through December 31, 2020.

The following table presents the unaudited pro forma summary of our financial results as if S&D acquisition had occurred on January 1, 2020. The pro forma results include additional depreciation and amortization resulting from purchase accounting adjustments and interest expense associated with debt used to fund the acquisition. The pro forma results do not include any synergies or other benefits of the acquisition. The pro forma results are not indicative of future results of operations, or results that might have been achieved had the acquisition been consummated on January 1, 2020.

Year Ended
(Thousands, except per unit amounts)	December 31, 2020
Revenue	$647,935
Net loss attributable to common shareholders	(138,896)
Net loss per common shareholder	(4.06)